Net intangible assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 135,926	$ 110,049
Total accumulated amortization	(88,584)	(76,451)
Subtotal	47,342	33,598
Goodwill	7,227	5,210
Net intangible assets including goodwill	54,569	38,808
Brazil
Finite-Lived Intangible Assets [Line Items]
Goodwill	4,018	2,992
Argentina
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,276	1,276
Mexico
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,000	0
Chile
Finite-Lived Intangible Assets [Line Items]
Goodwill	874	873
Colombia
Finite-Lived Intangible Assets [Line Items]
Goodwill	59	69
Computer software cost
Finite-Lived Intangible Assets [Line Items]
Total cost	102,421	79,054
Initial franchise fees
Finite-Lived Intangible Assets [Line Items]
Total cost	14,804	13,652
Reacquired franchised rights
Finite-Lived Intangible Assets [Line Items]
Total cost	16,761	15,403
Others
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,940	$ 1,940